Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

13. Subsequent Events

In March 2023, the Company received gross proceeds of $5.0 million through the issuance of 3,164,557 shares of its common stock at a purchase price of $1.58 per share and warrants to purchase up to an aggregate of 3,164,557 shares of its common stock with an exercise price of $1.75 per share. The Company paid the placement agent (i) a total cash fee equal to 7.0% of the aggregate gross proceeds of the offering; (ii) a management fee of 1.0% of the aggregate gross proceeds of the offering; and (iii) reimbursement of certain expenses. In addition, the Company issued to the Placement Agent (“PA”) warrants to purchase up to 221,519 shares of the Company’s common stock at an exercise price of $1.975 per share. The PA Warrants are exercisable on or after September 17, 2023 and will expire on September 18, 2028.

The Company has evaluated subsequent events through March 31, 2023, the date on which the accompanying financial statements were issued, and no other events were noted.